                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09819

                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. BOX 5049
                                BOSTON, MA 02206

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)


    (Name and Address of Agent for Service)                    Copy to:
 Julie A. Tedesco, Vice President and Counsel          Timothy W. Diggins, Esq.
      State Street Bank and Trust Company                  Ropes & Gray LLP
         One Federal Street, 9th Floor                 One International Place
               Boston, MA 02110                         Boston, MA 02110-2624




Registrant's telephone number, including area code:  (617) -662-3968
                                                     ---------------
Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

ITEM 1.     SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2005 (UNAUDITED)

                                             MARKET
                                              VALUE
                                SHARES        (000)
                              ---------      -------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 10.90%
AutoNation, Inc. (a)             63,100      $ 1,195
AutoZone, Inc. (a)               18,587        1,593
Bed Bath & Beyond, Inc. (a)      71,814        2,624
Best Buy Co., Inc.               76,621        4,138
Big Lots, Inc. (a)               28,738          345
Black & Decker Corp.             19,233        1,519
Brunswick Corp.                  22,929        1,074
Carnival Corp. (b)              129,319        6,700
Centex Corp.                     29,676        1,700
Circuit City Stores, Inc.        48,139          773
Clear Channel
  Communications, Inc.          130,065        4,483
Coach, Inc. (a)                  46,700        2,645
Comcast Corp. (a)               539,767       18,233
Cooper Tire & Rubber Co. (b)     18,137          333
Dana Corp.                       36,349          465
Darden Restaurants, Inc.         37,510        1,151
Delphi Corp.                    133,967          600
Dillard's, Inc. Class A (b)      19,453          523
Dollar General Corp. (b)         78,215        1,714
Dow Jones & Co., Inc.            19,526          730
Eastman Kodak Co. (b)            68,437        2,228
eBay, Inc. (a)                  296,120       11,033
Family Dollar Stores, Inc.       40,068        1,216
Federated Department Stores,
  Inc.                           40,376        2,570
Ford Motor Co.                  446,755        5,062
Fortune Brands, Inc.             34,366        2,771
Gannett Co., Inc.                61,138        4,835
Gap, Inc.                       182,030        3,976
General Motors Corp. (b)        135,273        3,976
Genuine Parts Co.                41,693        1,813
Goodyear Tire & Rubber Co.
  (a) (b)                        43,242          577
Harley-
Davidson, Inc. (b)               70,138        4,051
Harrah's
 Entertainment, Inc.(b)          26,733        1,726
Hasbro, Inc.                     42,787          875
Hilton Hotels Corp.              92,143        2,059
Home Depot, Inc.                535,557       20,480
International Game
  Technology                     82,252        2,193
Interpublic Group of Cos.,
  Inc. (a)                      100,977        1,240
JC Penney & Co., Inc.            68,188        3,540
Johnson Controls, Inc.           45,396        2,531
Jones Apparel Group, Inc.        29,379          984
KB HOME                          11,031        1,296
Knight-Ridder, Inc.              18,391        1,237
Kohl's Corp. (a)                 82,410        4,255
Leggett & Platt, Inc. (b)        45,554        1,316
Limited Brands (b)               96,969        2,356
Liz Claiborne, Inc.              25,941        1,041
Lowe's Cos., Inc.               189,023       10,791
Marriot International, Inc.
  Class A                        49,839        3,332
Mattel, Inc.                     99,045        2,115
May Department Stores Co.        69,667        2,579
Maytag Corp. (b)                 19,329          270
McDonald's Corp.                311,353        9,696
McGraw-Hill, Inc.                46,513        4,058
Meredith Corp. (b)               11,947          559
New York Times Co. Class A       34,745        1,271
Newell Rubbermaid, Inc. (b)      65,621        1,440
NIKE, Inc. Class B               56,613        4,716
Nordstrom, Inc.                  32,538        1,802
Office Depot, Inc. (a)           74,470        1,652
OfficeMax, Inc. (b)              22,319          748
Omnicom Group, Inc.              44,517        3,941
Pulte Homes, Inc.                29,936        2,204
RadioShack Corp. (b)             37,853          927
Reebok International, Ltd.       14,471          641
Reynolds American, Inc. (b)      29,140        2,348
Sears Holdings Corp. (a) (b)     24,952        3,323
Sherwin-Williams Co.             33,770        1,486
Snap-On, Inc.                    14,348          456
Stanley Works                    19,732          893
Staples, Inc.                   118,850        3,735
Starbucks Corp. (a)              97,526        5,038
Starwood Hotels & Resorts
  Worldwide, Inc. Class B        51,812        3,110
Target Corp.                    218,957       10,952
Tiffany & Co.                    34,768        1,200
Time Warner, Inc. (a)         1,121,047       19,674
TJX Cos., Inc. (b)              115,013        2,833
Toys "R" Us, Inc. (a)            51,369        1,323
Tribune Co.                      75,855        3,024
Univision Communications,
  Inc. Class A (a)               77,118        2,135
V.F. Corp.                       26,488        1,567
Viacom, Inc. Class B            416,397       14,503
Visteon Corp. (b)                30,453          174
Walt Disney Co.                 500,073       14,367
Wendy's International, Inc.      27,167        1,061
Whirlpool Corp.                  15,866        1,075
Yum! Brands, Inc.                70,522        3,654
                                             -------
                                             294,448
                                             -------
CONSUMER STAPLES -- 10.01%
Alberto Culver Co. Class B       21,658        1,037
Albertson's, Inc. (b)            87,813        1,813
Altria Group, Inc.              503,964       32,954
Anheuser-Busch Cos., Inc.       188,567        8,936
Archer-Daniels-Midland Co.      157,267        3,866
Avon Products, Inc.             113,348        4,867
Brown-Forman Corp. Class B       23,182        1,269
Campbell Soup Co.                81,483        2,365
Clorox Co.                       36,310        2,287
Coca-Cola Co.                   552,335       23,016
Coca-Cola Enterprises, Inc.      89,000        1,826
Colgate-Palmolive Co.           128,235        6,690
ConAgra Foods, Inc.             122,746        3,317

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                         SHARES      (000)
                                       ---------    --------
CONSUMER STAPLES -- (CONTINUED)
Costco Wholesale Corp.                   115,251    $  5,092
CVS Corp.                                 97,592       5,135
General Mills, Inc.                       90,064       4,427
Gillette Co.                             242,344      12,234
H.J. Heinz Co.                            83,420       3,073
Hershey Foods Corp.                       54,208       3,277
Kellogg Co.                               86,829       3,757
Kimberly-Clark Corp.                     116,364       7,649
Kroger Co. (a)                           176,422       2,828
McCormick & Co., Inc.                     32,900       1,133
Molson Coors Brewing Co.,
  Class B (b)                             19,644       1,516
Pepsi Bottling Group, Inc.                50,453       1,405
PepsiCo, Inc.                            409,310      21,706
Procter & Gamble Co.                     614,522      32,570
Safeway, Inc. (a)                        106,793       1,979
Sara Lee Corp.                           192,617       4,268
SuperValu, Inc.                           32,060       1,069
Sysco Corp.                              153,081       5,480
UST Corp.                                 39,447       2,039
Wal-Mart Stores, Inc.                    826,628      41,422
Walgreen Co.                             249,810      11,097
Wrigley Wm., Jr. Co.                      48,516       3,181
                                                    --------
                                                     270,580
                                                    --------
ENERGY -- 8.25%
Amerada Hess Corp. (b)                    22,202       2,136
Anadarko Petroleum Corp.                  59,254       4,509
Apache Corp.                              79,630       4,876
Ashland, Inc.                             16,980       1,146
Baker Hughes, Inc.                        82,480       3,669
BJ Services Co.                           38,555       2,000
Burlington Resources, Inc.                93,856       4,699
ChevronTexaco Corp.                      512,794      29,901
ConocoPhillips                           169,741      18,305
Devon Energy Corp.                       116,222       5,550
EOG Resources, Inc.                       56,568       2,757
ExxonMobil Corp.                       1,558,002      92,857
Halliburton Co.                          123,086       5,323
Kerr-McGee Corp.                          40,536       3,175
Marathon Oil Corp.                        84,634       3,971
Nabors Industries, Ltd. (a)               35,715       2,112
National Oilwell Varco, Inc. (a)          40,000       1,868
Noble Corp.                               32,323       1,817
Occidental Petroleum Corp.                97,523       6,941
Rowan Cos., Inc.                          25,639         767
Schlumberger, Ltd.                       144,307      10,171
Sunoco, Inc.                              17,028       1,763
Transocean, Inc. (a)                      76,795       3,952
Unocal Corp.                              66,888       4,126
Valero Energy Corp.                       62,600       4,587
                                                    --------
                                                     222,978
                                                    --------
FINANCIALS -- 19.31%
ACE, Ltd.                                 67,855       2,800
AFLAC, Inc.                              120,816       4,502
Allstate Corp.                           165,707       8,958
Ambac Financial Group, Inc.               25,947       1,940
American Express Co.                     286,473      14,716
American International
  Group, Inc.                            634,283      35,146
AmSouth Bancorp                           84,719       2,198
AON Corp.                                 75,523       1,725
Apartment Investment &
  Management Co. Class A                  22,600         841
Archstone-Smith Trust                     46,700       1,593
Bank of America Corp.                    989,100      43,619
Bank of New York Co., Inc.               189,979       5,519
BB&T Corp.                               132,218       5,167
Bear Stearns Cos., Inc.                   27,399       2,737
Capital One Financial Corp.               60,915       4,555
Charles Schwab Corp.                     285,293       2,998
Chubb Corp.                               45,739       3,626
Cincinnati Financial Corp.                40,100       1,749
CIT Group, Inc.                           50,200       1,908
Citigroup, Inc.                        1,274,971      57,297
Comerica, Inc.                            40,732       2,244
Compass Bancshares, Inc. (b)              29,300       1,330
Countrywide Financial Corp.              138,986       4,512
E*Trade Financial Corp. (a)               88,800       1,066
Equity Office Properties
  Trust                                   96,241       2,900
Equity Residential                        67,507       2,174
Fannie Mae                               236,529      12,879
Federal Home Loan Mortgage
  Corp                                   168,246      10,633
 Federated Investors, Inc.
  Class B                                 25,600         725
Fifth Third Bancorp (b)                  128,000       5,501
First Horizon National Corp. (b)          29,417       1,200
Franklin Resources, Inc.                  49,044       3,367
Golden West Financial Corp. (b)           69,822       4,224
Goldman Sachs Group, Inc.                109,300      12,022
Hartford Financial
Services Group, Inc.                      72,188       4,949
Huntington Bancshares, Inc.               55,154       1,318
J.P. Morgan Chase & Co.                  865,819      29,957
Janus Capital Group, Inc. (b)             56,319         786
Jefferson-Pilot Corp.                     32,560       1,597
KeyCorp                                   97,009       3,148
Lehman Brothers Holdings, Inc.            67,818       6,386
Lincoln National Corp.                    41,631       1,879
Loews Corp.                               39,714       2,921
M & T Bank Corp.                          24,600       2,511
Marsh & McLennan Cos., Inc.              126,536       3,849
Marshall & Ilsley Corp.                   52,292       2,183
MBIA, Inc.                                33,558       1,754
MBNA Corp.                               311,802       7,655
Mellon Financial Corp.                   101,123       2,886
Merrill Lynch & Co., Inc.                227,427      12,872

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                     MARKET
                                                     VALUE
                                        SHARES       (000)
                                       ---------    --------
FINANCIALS -- (CONTINUED)
MetLife, Inc.                            177,607    $  6,944
MGIC Investment Corp. (b)                 23,062       1,422
Moody's Corp.                             35,265       2,852
Morgan Stanley                           271,643      15,552
National City Corp.                      146,391       4,904
North Fork Bancorp, Inc.                 112,335       3,116
Northern Trust Corp.                      52,340       2,274
Plum Creek Timber Co., Inc.               43,780       1,563
PNC Financial Services
  Group, Inc.                             67,447       3,472
Principal Financial Group, Inc            73,250       2,819
Progressive Corp.                         48,847       4,482
ProLogis                                  43,900       1,629
Providian Financial Corp. (a)             69,973       1,201
Prudential Financial, Inc.               128,500       7,376
Regions Financial Corp.                  110,909       3,593
SAFECO Corp. (b)                          30,264       1,474
Simon Property Group, Inc.                52,763       3,196
SLM Corp.                                104,842       5,225
Sovereign Bancorp, Inc.                   91,100       2,019
St. Paul Travelers Cos., Inc             163,325       5,999
State Street Corp. (b) (c)                79,625       3,481
SunTrust Banks, Inc.                      83,372       6,009
Synovus Financial Corp.                   73,904       2,059
T. Rowe Price Group, Inc.                 30,590       1,816
Torchmark Corp.                           25,876       1,351
U.S. Bancorp                             452,861      13,051
UnumProvident Corp. (b)                   70,835       1,206
Wachovia Corp.                           386,886      19,696
Washington Mutual, Inc.                  213,913       8,450
Wells Fargo Co.                          413,411      24,722
XL Capital, Ltd. Class A                  33,132       2,398
Zions Bancorp                             21,419       1,478
                                                    --------
                                                     521,851
                                                    --------
HEALTH CARE -- 12.55%
Abbott Laboratories                      380,467      17,737
Aetna, Inc.                               70,664       5,296
Allergan, Inc.                            31,291       2,174
AmerisourceBergen Corp.                   27,216       1,559
Amgen, Inc. (a)                          305,675      17,793
Applera Corp. - Applied
  Biosystems Group                        47,567         939
Bausch & Lomb, Inc.                       12,825         940
Baxter International, Inc.               151,226       5,139
Becton, Dickinson & Co.                   60,929       3,559
Biogen Idec, Inc. (a)                     79,773       2,753
Biomet, Inc.                              60,441       2,194
Boston Scientific Corp. (a)              186,996       5,477
Bristol-Myers Squibb Co.                 477,817      12,165
C.R. Bard, Inc.                           24,994       1,702
Cardinal Health, Inc.                    105,766       5,902
Caremark Rx, Inc. (a)                    111,508       4,436
Chiron Corp. (a)                          37,744       1,323
CIGNA Corp.                               32,389       2,892
Eli Lilly & Co.                          276,697      14,416
Express Scripts, Inc. (a)                 18,100       1,578
Forest Laboratories, Inc. (a)             87,906       3,248
Genzyme Corp. (a)                         59,205       3,389
Gilead Sciences, Inc. (a)                104,100       3,727
Guidant Corp.                             79,364       5,865
HCA, Inc. (b)                            100,559       5,387
Health Management
  Associates, Inc. Class A                58,098       1,521
Hospira, Inc. (a)                         37,336       1,205
Humana, Inc. (a)                          38,025       1,215
IMS Health, Inc.                          55,281       1,348
Johnson & Johnson                        725,546      48,728
King Pharmaceuticals, Inc.(a)             57,632         479
Laboratory Corp. of America
  Holdings (a)                            33,000       1,591
Manor Care, Inc.                          21,251         773
McKesson Corp.                            70,131       2,647
Medco Health Solutions, Inc. (a)          67,172       3,330
MedImmune, Inc. (a) (b)                   59,465       1,416
Medtronic, Inc.                          295,302      15,046
Merck & Co., Inc.                        538,903      17,444
Millipore Corp. (a)                       11,828         513
Mylan Laboratories Inc. (b)               64,200       1,138
Pfizer, Inc.                           1,820,374      47,821
Quest Diagnostics Inc.                    24,200       2,544
Schering-Plough Corp.                    359,924       6,533
St. Jude Medical, Inc. (a)                88,094       3,171
Stryker Corp.                             96,308       4,296
Tenet Healthcare Corp. (a)               111,409       1,285
UnitedHealth Group, Inc.                 155,984      14,878
Watson Pharmaceuticals, Inc.
  (a) (b)                                 26,103         802
Wellpoint, Inc. (a)                       74,689       9,362
Wyeth                                    326,531      13,773
Zimmer Holdings, Inc. (a)                 60,220       4,686
                                                    --------
                                                     339,135
                                                    --------
INDUSTRIALS -- 11.65%
3M Co.                                   188,584      16,160
Allied Waste Industries,
  Inc. (a) (b)                            75,867         555
American Power Conversion
  Corp                                    45,667       1,192
American Standard Cos., Inc.              45,221       2,102
Apollo Group, Inc. (a)                    43,275       3,205
Avery Dennison Corp.                      26,370       1,633
Boeing Co.                               203,145      11,876
Burlington Northern Santa Fe
  Corp                                    92,350       4,980
Caterpillar, Inc.                         84,085       7,689
Cendant Corp.                            257,422       5,287
Cintas Corp.                              40,982       1,693
Cooper Industries, Ltd.                   21,921       1,568
CSX Corp.                                 51,324       2,138

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                               MARKET
                                                                VALUE
                                                   SHARES       (000)
                                                 ---------     -------
INDUSTRIALS -- (CONTINUED)
Cummins, Inc. (b)                                   10,873     $   765
Danaher Corp.                                       68,126       3,639
Deere & Co.                                         59,241       3,977
Delta Air Lines, Inc. (a) (b)                       33,193         134
Dover Corp.                                         48,513       1,833
Eaton Corp.                                         36,278       2,373
Emerson Electric Co.                               102,335       6,645
Equifax, Inc.                                       32,269         990
FedEx Corp.                                         73,946       6,947
Fluor Corp.                                         20,006       1,109
General Dynamics Corp.                              48,806       5,225
General Electric Co. (d)                         2,586,223      93,259
Goodrich Co.                                        28,355       1,086
H&R Block, Inc. (b)                                 39,310       1,988
Honeywell International, Inc.                      205,342       7,641
Illinois Tool Works, Inc.                           67,464       6,040
Ingersoll-Rand Co. Class A                          42,250       3,365
ITT Industries, Inc.                                22,002       1,985
L-3 Communications Holdings, Inc.                   27,500       1,953
Lockheed Martin Corp.                               98,671       6,025
Masco Corp.                                        106,974       3,709
Monster Worldwide, Inc. (a)                         28,392         796
Navistar International Corp. (a)                    16,880         614
Norfolk Southern Corp.                              97,661       3,618
Northrop Grumman Corp.                              88,278       4,765
PACCAR, Inc.                                        41,470       3,002
Pall Corp. (b)                                      29,474         799
Parker-Hannifin Corp.                               28,523       1,738
Pitney Bowes, Inc.                                  55,039       2,483
R.R. Donnelley & Sons Co.                           52,460       1,659
Raytheon Co.                                       108,514       4,200
Robert Half International, Inc.                     41,414       1,117
Rockwell Automation, Inc.                           43,920       2,488
Rockwell Collins, Inc.                              42,119       2,004
Ryder Systems, Inc.                                 15,380         641
Southwest Airlines Co.                             182,140       2,594
Textron, Inc.                                       32,775       2,446
Tyco International, Ltd.                           491,348      16,608
Union Pacific Corp.                                 63,640       4,436
United Parcel Service, Inc. Class B                273,000      19,858
United Technologies Corp.                          125,157      12,723
W.W. Grainger, Inc.                                 21,709       1,352
Waste Management, Inc.                             137,379       3,963
                                                               -------
                                                               314,670
                                                               -------
INFORMATION TECHNOLOGY -- 15.35%
ADC Telecommunications, Inc. (a) (b)               193,027         384
Adobe Systems, Inc.                                 59,371       3,988
Advanced Micro Devices, Inc. (a)                    92,084       1,484
Affiliated Computer Services, Inc. (a)              30,700       1,634
Agilent Technologies, Inc. (a)                     115,927       2,574
Altera Corp. (a)                                    88,878       1,758
Analog Devices, Inc.                                89,661       3,240
Andrew Corp. (a) (b)                                38,427         450
Apple Computer, Inc. (a)                           200,292       8,346
Applied Materials, Inc. (a)                        405,361       6,587
Applied Micro Circuits Corp. (a)                    75,042         247
Autodesk, Inc.                                      54,730       1,629
Automatic Data Processing, Inc.                    142,238       6,394
Avaya, Inc. (a)                                    117,115       1,368
BMC Software, Inc. (a)                              52,936         794
Broadcom Corp. (a)                                  78,546       2,350
CIENA Corp. (a) (b)                                138,988         239
Cisco Systems, Inc. (a)                          1,575,159      28,180
Citrix Systems, Inc. (a) (b)                        40,553         966
Computer Associates International, Inc.            138,244       3,746
Computer Sciences Corp. (a)                         45,182       2,072
Compuware Corp. (a)                                 92,657         667
Comverse Technology, Inc. (a)                       47,138       1,189
Convergys Corp. (a)                                 35,005         523
Corning, Inc. (a)                                  336,785       3,748
Dell, Inc. (a)                                     599,591      23,036
Electronic Arts, Inc. (a)                           75,100       3,889
Electronic Data Systems Corp.                      122,686       2,536
EMC Corp. (a)                                      590,341       7,273
First Data Corp.                                   198,104       7,787
Fiserv, Inc. (a)                                    46,647       1,857
Fisher Scientific International, Inc. (a)           28,000       1,594
Freescale Semiconductor, Inc. (a)                   98,008       1,691
Gateway, Inc. (a)                                   91,465         369
Hewlett-Packard Co.                                707,219      15,516
Intel Corp.                                      1,519,403      35,296
International Business Machines Corp.              398,318      36,398
Intuit, Inc. (a)                                    44,751       1,959
Jabil Circuit, Inc. (a)                             48,013       1,369
JDS Uniphase Corp. (a)                             344,319         575
KLA-Tencor Corp. (a)                                46,664       2,147
Lexmark International Group, Inc. Class A (a)       30,802       2,463
Linear Technology Corp.                             73,275       2,807
LSI Logic Corp. (a) (b)                             93,535         523
Lucent Technologies, Inc. (a) (b)                1,055,072       2,901
Maxim Integrated Products, Inc.                     77,656       3,174
Mercury Interactive Corp. (a)                       20,148         955
Micron Technology, Inc. (a)                        146,132       1,511
Microsoft Corp. (d)                              2,468,904      59,673
Molex, Inc.                                         45,010       1,186
Motorola, Inc.                                     600,398       8,988

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                                  MARKET
                                                                   VALUE
                                                      SHARES      (000)
                                                    ---------    --------
INFORMATION TECHNOLOGY -- (CONTINUED)
National Semiconductor Corp.                           85,518    $  1,762
NCR Corp. (a)                                          44,484       1,501
Network Appliance, Inc. (a)                            89,367       2,472
News Corp. Class A                                    703,900      11,910
Novell, Inc. (a) (b)                                   90,942         542
Novellus Systems, Inc. (a)                             33,669         900
NVIDIA Corp. (a)                                       39,651         942
Oracle Corp. (a)                                    1,097,538      13,697
Parametric Technology Corp. (a)                        64,241         359
Paychex, Inc.                                          90,227       2,961
PerkinElmer, Inc.                                      31,257         645
PMC-Sierra, Inc. (a) (b)                               42,524         374
QLogic Corp. (a)                                       22,045         893
QUALCOMM, Inc.                                        401,878      14,729
Sabre Holdings Corp. Class A (b)                       32,324         707
Sanmina-SCI Corp. (a)                                 124,358         649
Scientific-Atlanta, Inc.                               36,568       1,032
Siebel Systems, Inc. (a)                              121,958       1,113
Solectron Corp. (a)                                   231,714         804
Sun Microsystems, Inc. (a)                            824,188       3,330
SunGard Data Systems, Inc. (a)                         68,950       2,379
Symantec Corp. (a)                                    170,600       3,639
Symbol Technologies, Inc.                              57,485         833
Tektronix, Inc.                                        21,529         528
Tellabs, Inc. (a)                                     110,275         805
Teradyne, Inc. (a)                                     47,092         688
Texas Instruments, Inc.                               421,103      10,734
Thermo Electron Corp. (a)                              38,429         972
Unisys Corp. (a)                                       80,179         566
VERITAS Software Corp. (a)                            100,783       2,340
Waters Corp. (a)                                       28,857       1,033
Xerox Corp. (a)                                       233,642       3,540
Xilinx, Inc.                                           83,104       2,429
Yahoo!, Inc. (a)                                      319,080      10,817
                                                                 --------
                                                                  414,655
                                                                 --------
MATERIALS -- 3.16%
Air Products & Chemicals, Inc.                         54,289       3,436
Alcoa, Inc.                                           212,646       6,462
Allegheny Technologies, Inc.                           22,829         550
Ball Corp.                                             26,870       1,115
Bemis Co., Inc.                                        25,528         794
Dow Chemical Co.                                      233,099      11,620
E.I. Du Pont de Nemours & Co.                         243,639      12,484
Eastman Chemical Co.                                   18,562       1,095
Ecolab, Inc.                                           55,726       1,842
Engelhard Corp.                                        29,230         878
Freeport-McMoRan Copper & Gold, Inc. Class B           42,614       1,688
Georgia-Pacific Group                                  61,640       2,188
Great Lakes Chemical Corp.                             12,503         402
Hercules, Inc. (a)                                     27,298         395
International Flavors & Fragrances, Inc.               22,504         889
International Paper Co. (b)                           119,656       4,402
Louisiana-Pacific Corp.                                26,259         660
MeadWestvaco Corp.                                     48,388       1,540
Monsanto Co.                                           64,946       4,189
Newmont Mining Corp.                                  106,342       4,493
Nucor Corp. (b)                                        38,004       2,188
Pactiv Corp. (a)                                       35,464         828
Phelps Dodge Corp.                                     22,805       2,320
PPG Industries, Inc.                                   42,290       3,025
Praxair, Inc.                                          77,520       3,710
Rohm & Haas Co.                                        48,696       2,337
Sealed Air Corp. (a)                                   20,236       1,051
Sigma-Aldrich Corp.                                    16,493       1,010
Temple-Inland, Inc.                                    13,414         973
United States Steel Corp.                              27,102       1,378
Vulcan Materials Co.                                   24,396       1,386
Weyerhaeuser Co.                                       59,224       4,057
                                                                 --------
                                                                   85,385
                                                                 --------
TELECOMMUNICATION SERVICES -- 3.05%
ALLTEL Corp.                                           72,898       3,998
AT&T Corp.                                            195,247       3,661
BellSouth Corp.                                       447,928      11,776
CenturyTel, Inc.                                       32,108       1,054
Citizens Communications Co.                            80,077       1,036
Nextel Communications, Inc. Class A (a)               276,236       7,851
Qwest Communications International, Inc. (a) (b)      433,422       1,604
SBC Communications, Inc.                              806,004      19,094
Sprint Corp. (Fon Group)                              362,223       8,241
Verizon Communications, Inc.                          675,298      23,973
                                                                 --------
                                                                   82,288
                                                                 --------
UTILITIES -- 3.44%
AES Corp. (a)                                         154,814       2,536
Allegheny Energy, Inc. (a) (b)                         32,799         678
Ameren Corp.                                           46,542       2,281
American Electric Power Co., Inc. (b)                  94,454       3,217
Calpine Corp. (a) (b)                                 127,552         357
CenterPoint Energy, Inc.                               73,493         884
Cinergy Corp.                                          46,658       1,891
CMS Energy Corp. (a) (b)                               46,505         606
Consolidated Edison, Inc.                              57,722       2,435
Constellation Energy Group, Inc.                       42,003       2,172
Dominion Resources, Inc.                               83,687       6,229
DTE Energy Co. (b)                                     41,546       1,889
Duke Energy Corp.                                     228,577       6,402
Dynegy Inc. Class A (a) (b)                            92,330         361
Edison International                                   77,762       2,700
El Paso Corp.                                         153,194       1,621
Entergy Corp.                                          53,743       3,797
Exelon Corp.                                          163,078       7,484

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                           SHARES     (000)
                                           -------  ---------
UTILITIES -- (CONTINUED)
FirstEnergy Corp.                           78,712  $   3,303
FPL Group, Inc.                             96,778      3,886
KeySpan Corp.                               38,306      1,493
Kinder Morgan, Inc.                         29,538      2,236
Nicor, Inc. (b)                             10,913        405
NiSource, Inc.                              64,567      1,471
Peoples Energy Corp.                         9,031        379
PG&E Corp. (a)                              89,523      3,053
Pinnacle West Capital Corp. (b)             21,881        930
PPL Corp.                                   45,168      2,439
Progress Energy, Inc. (b)                   59,008      2,475
Public Service Enterprise Group, Inc.       56,722      3,085
Sempra Energy (b)                           58,089      2,314
Southern Co.                               181,258      5,769
TECO Energy, Inc. (b)                       47,676        748
TXU Corp. (b)                               57,548      4,582
Williams Cos., Inc.                        139,137      2,617
Xcel Energy, Inc. (b)                       95,597      1,642
XTO Energy, Inc.                            82,800      2,719
                                                    ---------
                                                       93,086
                                                    ---------
TOTAL COMMON STOCKS
(Cost $2,088,945,642)                               2,639,076
                                                    ---------

                                                PAR
                                               AMOUNT
                                               (000)
                                              -------
U.S. GOVERNMENT SECURITIES -- 0.16%
United States Treasury Bill
2.68% due 06/09/05(d) (e)                     $ 4,299   4,277
                                                        -----

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,276,917)                                       4,277
                                                        -----

                                                        MARKET
                                              SHARES    VALUE
                                               (000)     (000)
                                              ------- ----------
MONEY MARKET FUNDS -- 5.74%
AIM Short Term Investment Prime Portfolio     61,775  $   61,775
Federated Money Market Obligations Trust         490         490
State Street Navigator Securities Lending
 Prime Portfolio (c) (f)                      92,889      92,889
                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $155,153,818)                                      155,154
                                                      ----------
TOTAL INVESTMENTS -- 103.57%
(identified cost $2,248,376,377) (g) (h) (i)           2,798,507

LIABILITIES IN EXCESS OF ASSETS -- (3.57)%               (96,589)
                                                      ----------

NET ASSETS -- 100.00%                                 $2,701,918
                                                      ==========

(a) Non-income producing security.

(b) All or a portion of these securities were on loan at March 31, 2005.

(c) Affiliated issuer. See table below for more information.

AFFILIATED ISSUER TABLE

                                                                                                                      REALIZED GAIN
                                                                                                                      ON SHARES SOLD
                           NUMBER OF     SHARES PURCHASED        SHARES SOLD        NUMBER OF      INCOME EARNED      FOR THE THREE
        SECURITY          SHARES HELD  FOR THE THREE MONTHS  FOR THE THREE MONTHS  SHARES HELD  FOR THE THREE MONTHS   MONTHS ENDED
       DESCRIPTION        AT 12/31/04     ENDED 03/31/05        ENDED 03/31/05     AT 03/31/05     ENDED 03/31/05        03/31/05
------------------------  -----------  --------------------  --------------------  -----------  --------------------  --------------
State Street Corp.             79,225             1,700                 1,300           79,625         $13,536           $  5,115

State Street Navigator
Securities Lending Prime
Portfolio                  98,441,667       304,752,988           310,305,920       92,888,735         $11,846                 --

(d) Security held as collateral in relation to initial margin requirements on futures contracts.

(e) Rate represents annualized yield at date of purchase.

(f) Security represents investment made with cash collateral received from securities loaned.

(g) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005 was $734,812,182 and $184,681,594, respectively, resulting in net unrealized appreciation of investments of $550,130,588.

(h) Includes $90,592,477 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $92,888,735.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2005 (UNAUDITED)

(i) Security valuation: The Porfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                               Number      Unrealized
                                                of        Depreciation
                                             Contracts       (000)
                                             ---------    ------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 06/2005                                       344    $     (1,431)
                                                          ------------

Total unrealized depreciation
on open futures contracts
purchased                                                 $     (1,431)
                                                          ============


The State Street Equity 500 Index Fund (the "Fund") of the State Street Institutional Investment Trust invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (7.54% at March 31, 2005).

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

  NAME OF ISSUER                             INTEREST        MATURITY     PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                             RATE            DATE         AMOUNT          COST
------------------                           --------       ----------   ------------   -------------
COMMERCIAL PAPER -- 9.31%
ABCP CREDIT ARBITRAGE -- 2.47%
  Grampian Funding Ltd.                         3.000%      06/23/2005     20,000,000   $  19,861,666
                                                                                        -------------
ABCP RECEIVABLES & SECURITIES -- 2.49%
  Corporate Asset Funding Co.                   2.780%      05/03/2005   $ 20,000,000      19,951,289
                                                                                        -------------
BANK FOREIGN -- 1.86%
  Nordea North America, Inc.                    2.780%      05/18/2005     15,000,000      14,945,558
                                                                                        -------------
FINANCE NON-CAPTIVE CONSUMER -- 2.49%
  General Electric Capital Corp.                2.730%      05/03/2005     20,000,000      19,951,467
                                                                                        -------------
TOTAL COMMERCIAL PAPER                                                                     74,709,980
                                                                                        -------------
CERTIFICATES OF DEPOSIT -- 5.61%
BANK DOMESTIC -- 5.61%
  Citibank                                      2.800%      05/20/2005     20,000,000      20,000,000
  First Tennessee Bank                          2.900%      05/23/2005     25,000,000      25,000,000
                                                                                        -------------
TOTAL CERTIFICATES OF DEPOSIT                                                              45,000,000
                                                                                        -------------
YANKEE CERTIFICATES OF DEPOSIT -- 14.32%
BANK FOREIGN -- 14.32%
  Fortis Bank                                   2.750%      05/06/2005     30,000,000      30,000,000
  Landesbank Baden                              2.710%      05/03/2005     15,000,000      15,000,066
  Royal Bank of Scotland (a)                    2.730%      04/15/2005     25,000,000      24,990,561
  Societe Generale (a)                          2.690%      04/11/2005     20,000,000      19,995,714
  Svenska Handelsbanken AB (a)                  2.610%      04/01/2005     25,000,000      24,989,995
                                                                                        -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                      114,976,336
                                                                                        -------------
EURO CERTIFICATES OF DEPOSIT -- 7.23%
BANK FOREIGN -- 7.23%
  Barclays Bank PLC                             2.800%      04/25/2005     25,000,000      25,000,000
  BNP Paribas                                   2.705%      05/03/2005     33,000,000      33,000,146
                                                                                        -------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                         58,000,146
                                                                                        -------------
BANK NOTES -- 4.98%
BANK DOMESTIC -- 4.98%
  Bank of America Corp. (a)                     2.815%      04/01/2005     20,000,000      20,000,000
  National City Bank (a)                        2.710%      04/11/2005     20,000,000      19,999,135
                                                                                        -------------
TOTAL BANK NOTES                                                                           39,999,135
                                                                                        -------------
MEDIUM TERM NOTES -- 4.36%
BROKERAGE -- 2.49%
  Merrill Lynch & Co., Inc. (a)                 2.890%      04/18/2005     20,000,000      20,019,547
                                                                                        -------------
FINANCE NON-CAPTIVE CONSUMER -- 1.87%
  American Express Credit Corp. (a)             2.934%      04/18/2005     15,000,000      15,000,921
                                                                                        -------------
TOTAL MEDIUM TERM NOTES                                                                    35,020,468
                                                                                        -------------
TIME DEPOSITS -- 13.08%
BANK DOMESTIC -- 8.72%
  Marshall & Ilsley                             2.813%      04/01/2005     35,000,000      35,000,000

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

  NAME OF ISSUER                                       INTEREST        MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                       RATE            DATE         AMOUNT         COST
------------------                                     --------       ----------   ------------   -------------
BANK DOMESTIC -- (CONTINUED)
  Suntrust Bank                                           2.813%      04/01/2005   $ 35,000,000   $  35,000,000
                                                                                                  -------------
                                                                                                     70,000,000
                                                                                                  -------------
BANK FOREIGN -- 4.36%
  KBC Bank NV                                             2.813%      04/01/2005     35,000,000      35,000,000
                                                                                                  -------------
TOTAL TIME DEPOSITS                                                                                 105,000,000
                                                                                                  -------------
REPURCHASE AGREEMENTS -- 41.04%
  Bear Stearns Tri Party Repo, dated 03/31/05
     (collateralized by Federal Home Loan Mortgage
     Corporation, 4.500%-6.500% due 11/01/13-04/01/35
     and Federal National Mortgage Association,
     4.000%-7.500% due 02/01/12-03/01/35 valued at
     $ 193,802,370);  proceeds $190,015,200               2.880%      04/01/2005    190,000,000     190,000,000
  Credit Suisse First Boston Tri Party Repo, dated
     03/31/05 (collateralized by Federal Home Loan
     Mortgage Corporation, 5.500%-7.000% due
     12/31/16-04/01/33 and Federal National Mortgage
     Association, 4.500%-7.000% due 01/01/16-03/01/35
     valued at $122,404,585); proceeds $120,009,667       2.900%      04/01/2005    120,000,000     120,000,000
  Lehman Brothers Tri Party Repo, dated 03/31/05
     (collateralized by Federal Home Loan Mortgage
     Corporation, 4.500% due 04/01/20 and Federal
     National Mortgage Association, 4.500%-9.000% due
     03/01/19-04/01/35 valued at $19,739,326);
     proceeds $19,353,559                                 2.900%      04/01/2005     19,352,000      19,352,000
                                                                                                  -------------
TOTAL REPURCHASE AGREEMENTS                                                                         329,352,000
                                                                                                  -------------
TOTAL INVESTMENTS -- 99.93% (COST - $802,058,065 WHICH
APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES)                                                  802,058,065
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.07%                                                          536,399
                                                                                                  -------------
NET ASSETS -- 100.00%                                                                             $ 802,594,464
                                                                                                  =============

      (a) Floating Rate Note- Interest rate shown is rate in effect at March 31, 2005.

      The State Street Institutional Liquid Reserves Fund (the "Fund") of the State Street Institutional Investment Trust invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"). The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.99% at March 31, 2005).

      Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

      For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:      /s/ James Ross
         --------------
         James Ross
         President

By:      /s/ Karen D. Gillogly
         ---------------------
         Karen D. Gillogly
         Treasurer

Date:    May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ James Ross
         --------------
         James Ross
         President

By:      /s/ Karen D. Gillogly
         ---------------------
         Karen D. Gillogly
         Treasurer

Date:    May 23, 2005